UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-05742



Name of Fund: BlackRock Funds

Index Equity Portfolio

Money Market Portfolio

Municipal Money Market Portfolio

New Jersey Municipal Money Market Portfolio

North Carolina Municipal Money Market Portfolio

Ohio Municipal Money Market Portfolio

Pennsylvania Municipal Money Market Portfolio

U.S. Treasury Money Market Portfolio

Virginia Municipal Money Market Portfolio



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock Funds, 800 Scudders

Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,

NJ, 08543-9011



Registrant's telephone number, including area code: (800) 441-7762



Date of fiscal year end: 09/30, except 12/31 for Index Equity Portfolio



Date of reporting period: 07/01/2007 -- 06/30/2008



Item 1 -- Proxy Voting Record -- There were no matters relating to a portfolio security considered at any shareholder

meeting held during the period ended June 30, 2008 with respect to which the registrant was entitled to vote.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Funds



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

BlackRock Funds



Date: August 15, 2008